Provisions - Narrative (Details) $ in Millions	1 Months Ended
	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) case	Oct. 24, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2011 case	Dec. 31, 2007 case
Disclosure of other provisions [line items]
Other provisions		$ 3,441		$ 1,724	$ 1,741
Estimated financial effect of contingent liabilities		120,324		$ 110,019
Herald Fund SPC
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		5,600
Herald Fund SPC | Cash and securities
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		$ 521
Brazil PIS And COFINS Tax Matters
Disclosure of other provisions [line items]
Selected cases | case		3				2	1
Cases provided for | case		1
Other provisions		$ 400
Bernard L. Madoff Investment Securities LLC Matters
Disclosure of other provisions [line items]
Other provisions			$ 1,100
Tax related investigations | HSBC Continental Europe and the Paris branch of HSBC Bank Plc
Disclosure of other provisions [line items]
Other provisions		$ 300
Tax related investigations | HSBC Bank plc | Contingent Matter Closed
Disclosure of other provisions [line items]
Damages paid	$ 302